TYPE:	13F-HR
PERIOD	12/31/2009
FILER
   CIK	0001164061
   CCC	ivr9dk$n
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      228 8125.0000 SH      Sole                8125.0000
Altria Group Inc               COM              02209S103      662 33700.0000 SH     Sole               33700.0000
Apple Computer Inc             COM              037833100      535 2540.0000 SH      Sole                2540.0000
Bank of America Corp           COM              060505104     6721 446300.0000 SH    Sole              446300.0000
Beckman Coulter Inc            COM              075811109      407 6225.0000 SH      Sole                6225.0000
Becton Dickinson & Co Com      COM              075887109      272 3450.0000 SH      Sole                3450.0000
Berkshire Hthwy Cl A           COM              084670108     2282  23.0000 SH       Sole                  23.0000
Berkshire Hthwy Cl B           COM              084670207     3465 1054.5000 SH      Sole                1054.5000
Blue Chip Value Fund Inc       COM              095333100      246 78130.0000 SH     Sole               78130.0000
Boulder Total Return Fund      COM              101541100      234 18389.0000 SH     Sole               18389.0000
Canadian Natural Resources     COM              136385101     1363 18950.0000 SH     Sole               18950.0000
Cardinal Health Inc            COM              14149y108      588 18250.0000 SH     Sole               18250.0000
Cisco Systems Inc Com          COM              17275R102      309 12905.0000 SH     Sole               12905.0000
Citigroup Inc Com              COM              172967101      354 106810.0000 SH    Sole              106810.0000
Coca Cola Co Com               COM              191216100      501 8795.0000 SH      Sole                8795.0000
Colgate-Palmolive Co           COM              194162103      378 4600.0000 SH      Sole                4600.0000
Comcast Corp-Special Cl A      COM              20030N200      741 46300.0000 SH     Sole               46300.0000
Disney Walt Co Com             COM              254687106      780 24200.0000 SH     Sole               24200.0000
Dow Chemical                   COM              260543103      381 13800.0000 SH     Sole               13800.0000
E*Trade Financial Corp         COM              269246104      667 379000.0000 SH    Sole              379000.0000
Eaton Corp                     COM              278058102      546 8590.0000 SH      Sole                8590.0000
Exxon Mobil Corporation        COM              30231G102      286 4195.0000 SH      Sole                4195.0000
FedEx Corp                     COM              31428X106     1008 12080.0000 SH     Sole               12080.0000
Fluor Corp                     COM              343412102      606 13450.0000 SH     Sole               13450.0000
Ford Motor Company             COM              345370860      516 51600.0000 SH     Sole               51600.0000
General Elec Co Com            COM              369604103     1082 71500.0000 SH     Sole               71500.0000
Hewlett-Packard Co             COM              428236103      379 7363.0000 SH      Sole                7363.0000
Home Depot Inc Com             COM              437076102      444 15350.0000 SH     Sole               15350.0000
Honeywell Int'l Inc            COM              438516106      901 22975.0000 SH     Sole               22975.0000
Humana Inc                     COM              444859102      400 9125.0000 SH      Sole                9125.0000
Intl Business Machines Corp    COM              459200101      551 4210.0000 SH      Sole                4210.0000
Johnson & Johnson Com          COM              478160104      502 7790.5250 SH      Sole                7790.5250
Legg Mason Inc                 COM              524901105      474 15700.0000 SH     Sole               15700.0000
Leucadia Natl Corp Com         COM              527288104     2008 84400.0000 SH     Sole               84400.0000
MEMC Electronic Materials      COM              552715104      393 28820.0000 SH     Sole               28820.0000
Merck & Co Inc Com             COM              589331107      393 10750.0000 SH     Sole               10750.0000
Mercury Genl Corp New Com      COM              589400100      819 20850.0000 SH     Sole               20850.0000
Mirant Corp                    COM              604675108      632 41400.0000 SH     Sole               41400.0000
Mohawk Industries Inc          COM              608190104      645 13550.0000 SH     Sole               13550.0000
NCR Corporation                COM              62886e108      338 30400.0000 SH     Sole               30400.0000
NY Community Bancorp           COM              649445103      331 22800.0000 SH     Sole               22800.0000
Nike Inc Cl B                  COM              654106103     1286 19470.0000 SH     Sole               19470.0000
Nordstrom Inc                  COM              655664100      637 16950.0000 SH     Sole               16950.0000
Oracle Corp Com                COM              68389x105      400 16300.0000 SH     Sole               16300.0000
RLI Corp Com                   COM              749607107      703 13200.0000 SH     Sole               13200.0000
SPDR S&P Biotech ETF           COM              78464A870      880 16400.0000 SH     Sole               16400.0000
Saker Aviation Services Inc    COM              79380Q106       10 500100.0000 SH    Sole              500100.0000
Shaw Communications Inc B      COM              82028K200      360 17500.0000 SH     Sole               17500.0000
Starbucks Corp                 COM              855244109      378 16400.0000 SH     Sole               16400.0000
StreetTracks Gold Trust        COM              78463V107      247 2300.0000 SH      Sole                2300.0000
Tejon Ranch Co                 COM              879080109      282 9660.0000 SH      Sole                9660.0000
Terex Corporation              COM              880779103      436 22000.0000 SH     Sole               22000.0000
Tupperware Corporation         COM              899896104      577 12400.0000 SH     Sole               12400.0000
USG Corp                       COM              903293405      392 27900.0000 SH     Sole               27900.0000
Wal Mart Stores Inc Com        COM              931142103      696 13015.0000 SH     Sole               13015.0000
Wells Fargo & Co New Com       COM              949746101      968 35875.0000 SH     Sole               35875.0000
White Mountains Ins Group Com  COM              g9618e107      452 1360.0000 SH      Sole                1360.0000
YUM! Brands Inc                COM              988498101      212 6050.0000 SH      Sole                6050.0000
eBay Inc                       COM              278642103      761 32360.0000 SH     Sole               32360.0000
iShares DJ US Real Estate      COM              464287739      369 8025.0000 SH      Sole                8025.0000
iShares S&P Pref Stk Indx Fn   COM              464288867      962 26200.0000 SH     Sole               26200.0000
Blackrock MuniHldgs Insd II    COM              09254C107      715 54950.000 SH      Sole                54950.000
Nuveen Floating Rate Income Fu COM              67072T108     1682 162465.000 SH     Sole               162465.000
iShares IBOXX H/Y Corp Bond    COM              464288513      843 9600.000 SH       Sole                 9600.000
iShares Lehman Treas Infl Prot COM              464287176      249 2400.000 SH       Sole                 2400.000